Segment Financial Information - Supplemental Geographic Information (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Percentage of service income from domestic sales	97.00%	80.00%	63.00%